Stock Award Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to be reserved (in shares)	5,000,000
Shares available for issuance (in shares)	3,113,050
Award vesting period (in years)	5 years
Contractual term of award (in years)	10 years
Options granted (in shares)	0	0	0
Unrecognized compensation cost for stock options, net of forfeitures	$ 0
Compensation cost for stock options	$ 0	$ 89,000	$ 232,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments other than options, nonvested (in shares)	466,681	490,363	521,302	515,845
Fair market value at date of grant at restricted stock	$ 8,661,599
Compensation cost for stock options	$ 3,658,539	$ 3,357,108	$ 3,271,564
Minimum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	1 year
Maximum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	7 years